BlackRock International Impact Fund
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2021
Security
Shares
Shares Value
Common Stocks — 99.8%
Argentina — 3.3%
MercadoLibre , Inc.
(a)
............ 157 $ 279,383
Australia — 2.4%
SEEK Ltd. .................. 9,512 202,672
Brazil — 8.8%
MRV Engenharia e Participacoes SA . 69,736 242,421
Pagseguro Digital Ltd., Class A
(a)
... 4,863 238,044
YDUQS Participacoes SA ........ 41,921 256,748
737,213
Canada — 4.2%
Jamieson Wellness, Inc. ......... 5,225 146,484
TransAlta Renewables, Inc. ....... 12,204 205,189
351,673
Cayman Islands — 1.9%
AEA-Bridges Impact Corp., Class A
(a)
14,665 157,795
China — 18.2%
17 Education & Technology Group, Inc.,
ADR
(a)
................... 12,567 204,716
360 DigiTech , Inc., ADR
(a)
........ 13,244 230,446
China Feihe Ltd.
(b)
............. 68,000 202,760
Jinyu Bio-Technology Co. Ltd., Class A 72,655 255,949
LONGi Green Energy Technology Co.
Ltd., Class A ............... 9,600 159,220
New Oriental Education & Technology
Group, Inc., ADR
(a)
........... 1,923 322,103
Wuxi Lead Intelligent Equipment Co.
Ltd., Class A ............... 10,701 147,784
1,522,978
Colombia — 3.7%
Millicom International Cellular SA,
SDR
(a)
................... 8,320 310,517
Denmark — 5.3%
Atlantic Sapphire ASA
(a)
......... 8,712 143,569
Vestas Wind Systems A/S ........ 1,386 297,599
441,168
France — 4.9%
Nexity SA ................... 5,600 252,265
Veolia Environnement SA ........ 5,734 152,801
405,066
Germany — 3.6%
LEG Immobilien AG ............ 2,108 302,185
Indonesia — 4.0%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 1,120,700 332,251
Japan — 5.8%
Eisai Co. Ltd. ................ 2,800 204,354
Katitas Co. Ltd. ............... 9,400 280,854
485,208
Kenya — 5.3%
Safaricom plc ................ 1,351,470 439,020
Security
Shares
Shares Value
Netherlands — 7.3%
Koninklijke DSM NV ............ 1,477 $ 258,199
Koninklijke Philips NV ........... 6,374 347,442
605,641
South Korea — 2.8%
Samsung SDI Co. Ltd. .......... 360 235,188
Spain — 2.4%
Acciona SA .................. 1,313 196,781
Switzerland — 2.5%
Landis+Gyr Group AG
(a)
......... 2,855 210,335
United Kingdom — 4.4%
Genus plc ................... 5,501 369,518
United States — 9.0%
Brookfield Renewable Corp. ...... 6,946 389,410
Climate Change Crisis Real Impact I
Acquisition Corp., Class A
(a)
..... 3,443 71,959
European Sustainable Growth
Acquisition Corp.
(a)
........... 11,000 118,140
Laureate Education, Inc., Class A
(a)
.. 13,380 174,074
753,583
Total Common Stocks — 99.8%
(Cost: $6,427,030) .............................. 8,338,175
Warrants — 0.3%
Cayman Islands — 0.2%
AEA-Bridges Impact Corp. (Issued/
exercisable 11/10/20, 1 share for 1
warrant, Expires 12/31/25, Strike
Price USD 11.50)
(a)
.......... 7,332 12,904
United States — 0.1%
Climate Change Crisis Real Impact
I Acquisition Corp. (Issued/
exercisable 11/10/20, 1 share for 1
warrant, Expires 09/15/25, Strike
Price USD 11.50)
(a)
.......... 1,721 8,863
Total Warrants — 0.3% ............................ 21,767
Total Long-Term Investments — 100.1%
(Cost: $6,427,030) .............................. 8,359,942
Short-Term Securities — 0.5%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(c)*
..... 41,973 41,973
Total Short-Term Securities — 0.5%
(Cost: $41,973) ................................ 41,973
Total Investments — 100.6%
(Cost: $6,469,003) .............................. 8,401,915
Liabilities in Excess of Other Assets — (0.6)% ............ (50,566)
Net Assets — 100.0% .............................. $ 8,351,349
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Annualized 7-day yield as of period end.

BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
(a)
Commencement of operations.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
06/30/20
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/21
Shares
Held at
01/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
( b )
.. $ — $ 41,973 $ — $ — $ — $ 41,973 41,973 $ 37 $ —
(b)
Represents net amount purchased (sold).

BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
i
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 82,068 IDR 1,173,827,203 Deutsche Bank AG 02/16/21 $ (1,447)
USD 162,920 BRL 895,830 Goldman Sachs International 02/17/21 (748)
(2,195)
Glossary of Terms Used in this Report
Currency Abbreviations
BRL Brazilian Real
IDR Indonesian Rupiah
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
SDR Swedish Depositary Receipts
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina ............................................ $ 279,383 $ — $ — $ 279,383
Australia ............................................. — 202,672 — 202,672
Brazil ............................................... 737,213 — — 737,213
Canada ............................................. 351,673 — — 351,673
Cayman Islands ........................................ 157,795 — — 157,795
China ............................................... 757,265 765,713 — 1,522,978

BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Level 1 Level 2 Level 3 Total
Colombia ............................................ $ — $ 310,517 $ — $ 310,517
Denmark ............................................. — 441,168 — 441,168
France .............................................. — 405,066 — 405,066
Germany ............................................ — 302,185 — 302,185
Indonesia ............................................ — 332,251 — 332,251
Japan ............................................... — 485,208 — 485,208
Kenya .............................................. — 439,020 — 439,020
Netherlands ........................................... — 605,641 — 605,641
South Korea .......................................... — 235,188 — 235,188
Spain ............................................... — 196,781 — 196,781
Switzerland ........................................... — 210,335 — 210,335
United Kingdom ........................................ — 369,518 — 369,518
United States .......................................... 753,583 — — 753,583
Warrants .............................................. 21,767 — — 21,767
Short-Term Securities ....................................... 41,973 — — 41,973
$ 3,100,652 $ 5,301,263 $ — $ 8,401,915
Derivative Financial Instruments
(a)
Liabilities:
Foreign currency exchange contracts ............................ $ — $ (2,195) $ — $ (2,195)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.